SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Total revenues, percentage	18.00%	14.00%
Total revenues	$ 152,000	$ 153,000
Trade receivables	$ 0	$ 0